Supplementary Cash Flow Information (Tables)	6 Months Ended
Jun. 30, 2025
Supplemental Cash Flow Elements [Abstract]
Schedule of Supplementary Cash Flow Information

	Quarter		Year-to-Date
($ millions)	2025	2024	2025	2024
Periods ended June 30
Change in working capital
Accounts receivable and other current assets	106	128	82	63
Prepaid expenses	(25)	(27)	(20)	(29)
Inventories	(36)	(44)	(32)	(14)
Regulatory assets - current portion	24	42	20	134
Accounts payable and other current liabilities	(173)	(160)	(40)	(347)
Regulatory liabilities - current portion	(28)	17	(65)	18
	(132)	(44)	(55)	(175)

Non-cash financing activity
Common share dividends reinvested	118	107	233	218

As at June 30			2025	2024
Non-cash investing activities
Accrued capital expenditures			664	469
Contributions in aid of construction			10	9